Income Tax (Details) - Schedule of Income Tax Expense - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Schedule of Income Tax Expense [Abstract]
Current	$ 9,358	$ 8,760
Deferred	4,685	5,028
Income tax expense	$ 14,043	$ 13,788